UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


               Investment Company Act file number   811-09985
                                                 ----------------


                        UBS Health Sciences Fund, L.L.C.
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                   Reba Beeson
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
          -------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-882-5638
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2007
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        UBS HEALTH SCIENCES FUND, L.L.C.
                         (IN THE PROCESS OF LIQUIDATION)
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




                                   YEAR ENDED
                                DECEMBER 31, 2007

                        UBS HEALTH SCIENCES FUND, L.L.C.

                              FINANCIAL STATEMENTS
                         (IN THE PROCESS OF LIQUIDATION)


                                   YEAR ENDED
                                DECEMBER 31, 2007



                                    CONTENTS


Report of Independent Registered Public Accounting Firm ...................    1

Statement of Assets, Liabilities and Members' Capital .....................    2

Statement of Operations ...................................................    3

Statements of Changes in Members' Capital .................................    4

Statement of Cash Flows ...................................................    5

Notes to Financial Statement ..............................................    6

[LOGO OMITTED]
ERNST & YOUNG             [ ] Ernst & Young LLP       [ ] Phone: (212) 773-3000
                              5 Times Square                     www.ey.com
                              New York, NY  10036-6530


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE MEMBERS AND BOARD OF DIRECTORS OF
         UBS HEALTH SCIENCES FUND, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Health Sciences Fund, L.L.C. (the "Fund") as of December 31, 2007, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and the disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, as of July 20, 2007, the Board of Directors decided to liquidate the Fund's assets. As a result, the Fund changed its basis of accounting to a liquidation basis.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Health Sciences Fund, L.L.C. at December 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the two years in the period the ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

February 22, 2008

                 A member firm of Ernst & Young Global Limited

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

--------------------------------------------------------------------------------
                                                   IN THE PROCESS OF LIQUIDATION
                                           FOR THE YEAR ENDING DECEMBER 31, 2007

--------------------------------------------------------------------------------

ASSETS

Cash and cash equivalents                                            $ 3,681,539
Receivable from Investment Funds                                       6,968,829
Interest receivable                                                        7,219
--------------------------------------------------------------------------------

TOTAL ASSETS                                                          10,657,587
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Distributions to Members                                           10,371,041
   Professional fees                                                     185,500
   Management fee                                                          8,793
   Administration fee                                                      3,000
   Other                                                                  89,253
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                     10,657,587
--------------------------------------------------------------------------------

NET ASSETS                                                           $        --
--------------------------------------------------------------------------------


                                                                               2
  The accompanying notes are an integral part of these financial statements.

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------
                                                   IN THE PROCESS OF LIQUIDATION
                                           FOR THE YEAR ENDING DECEMBER 31, 2007

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                           $    147,630
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                 147,630
--------------------------------------------------------------------------------

EXPENSES

Management fee                                                          363,512
Professional fees                                                       235,017
Loan interest expense                                                    42,572
Administration fees                                                      22,526
Other                                                                   165,771
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                          829,398
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (681,768)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS

Net realized gain from Investments                                   24,319,600
Change in net unrealized appreciation or depreciation
  from investments                                                  (22,036,129)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                     2,283,471
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS           $  1,601,703
--------------------------------------------------------------------------------

                                                                               3
   The accompanying notes are an integral part of these financial statements.

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                                   IN THE PROCESS OF LIQUIDATION
                                                   YEARS ENDED DECEMBER 31, 2007
--------------------------------------------------------------------------------


                                                                          UBS FUND
                                                                        ADVISOR, L.L.C.         MEMBERS               TOTAL
-------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2006                                       $  71,236          $ 54,913,851         $ 54,985,087

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                          (144)             (739,165)            (739,309)
  Net realized gain from investments and foreign currency transactions        1,614             4,879,727            4,881,341
  Change in net unrealized
         appreciation/depreciation from investments                             238               478,836              479,074
Incentive allocation                                                        227,657              (227,657)                  --
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                            229,365             4,391,741            4,621,106
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                           --             2,090,250            2,090,250
  Members' withdrawals                                                      (68,258)          (15,573,552)         (15,641,810)
  Offering costs                                                                 (1)               (3,413)              (3,414)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                          (68,259)          (13,486,715)         (13,554,974)
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2006                                     $ 232,342          $ 45,818,877         $ 46,051,219
-------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                          (152)             (681,616)            (681,768)
  Net realized gain from investments                                         11,624            24,307,976           24,319,600
  Change in net unrealized
         appreciation/depreciation from investments                         (10,643)          (22,025,486)         (22,036,129)
Incentive allocation                                                         85,626               (85,626)                  --
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                             86,455             1,515,248            1,601,703
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                           --               470,625              470,625
  Members' withdrawals                                                     (318,796)          (47,802,764)         (48,121,560)
  Offering costs                                                                 (1)               (1,986)              (1,987)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                         (318,797)          (47,334,125)         (47,652,922)
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2007                                            --                    --                   --
-------------------------------------------------------------------------------------------------------------------------------

                                                                               4
   The accompanying notes are an integral part of these financial statements.

                                                UBS HEALTH SCIENCES FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS

--------------------------------------------------------------------------------
                                                   IN THE PROCESS OF LIQUIDATION
                                           FOR THE YEAR ENDING DECEMBER 31, 2007

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations           $  1,601,703
Adjustments to reconcile net increase in Members' capital
  derived from operations to net cash provided by
  operating activities:
Proceeds from disposition of investments                             48,794,600
Net realized gain from investments                                  (24,319,600)
Change in net unrealized appreciation/depreciation
  from investments                                                   22,036,129
Changes in assets and liabilities:
  (Increase) decrease in assets:
      Receivable from Investment Funds                                 (793,829)
      Interest receivable                                                (3,605)
      Other assets                                                          144
   Increase (decrease) in payables:
      Professional fees                                                  19,277
      Management fee                                                    (35,307)
      Administration fee                                                 (9,189)
      Other                                                              55,122
--------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                            47,345,445

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                    470,625
Members' withdrawals                                                (45,310,872)
Manager withdrawals                                                    (318,796)
Offering costs                                                           (1,987)
--------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                               (45,161,030)

Net increase in cash and cash equivalents                             2,184,415
Cash and cash equivalents--beginning of period                        1,497,124
--------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                           $  3,681,539
--------------------------------------------------------------------------------


Supplemental cash flows disclosure:
      Interest paid                                                $     31,534
--------------------------------------------------------------------------------

                                                                               5
   The accompanying notes are an integral part of these financial statements.

                                                UBS HEALTH SCIENCES FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                   IN THE PROCESS OF LIQUIDATION
--------------------------------------------------------------------------------
                                PERIOD FROM JANUARY 1, 2007 TO DECEMBER 31, 2007
--------------------------------------------------------------------------------

1.       FUND LIQUIDATION

         On July 20, 2007, the Board approved a formal plan of liquidation of the Fund and adopted Plan of Liquidation, Dissolution and Termination (the "Plan"), pursuant to which the Fund will liquidate and dissolve in accordance with the terms and conditions thereof. Capital interests of members will be distributed prior to or upon completion of the liquidation. The Fund distributed $30,893,547 on October 1, 2007, representing approximately 75% of the net assets of the Fund. The remaining proceeds are expected to be realized and distributed by June 2008. The $10,371,041 distributions to Members payable on the balance sheet represents the net cash proceeds that are expected to be realized and distributed in 2008. The Fund subsequently distributed $7,992,349 to Members in January 2008.

         These financial statements are prepared according to liquidation basis accounting. This requires all known expenses through the anticipated date of liquidation to be accrued at the end of the current period.

2.       ORGANIZATION

         UBS Health Sciences Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on August 13, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective was to maximize capital appreciation over the long-term. The Fund pursued its investment objective by deploying its assets primarily among a select group of specialized portfolio managers that emphasized investments in the health sciences sector. Generally, such portfolio managers conducted their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invested as a limited partner or member along with other investors. The Fund commenced operations on August 1, 2000.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA" or the "Manager"), a Delaware limited liability company and the Managing Member of the Fund, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

         Initial and additional applications for interests by eligible investors were accepted at such times as the Manager determined and were generally accepted monthly. The Fund reserved the right to reject any application for interests in the Fund.

         The Fund from time to time may have offered to repurchase interests pursuant to written tenders to Members. These repurchases were made at such times and on such terms as may have been determined by the Directors, in their complete and exclusive discretion. The Manager expected that, generally it would recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid year and year end. Members could only transfer or assign their membership interests, or a portion thereof, (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may have been withheld in their sole and absolute discretion. Such transfers may have been made even if

                                                UBS HEALTH SCIENCES FUND, L.L.C.

                                                   IN THE PROCESS OF LIQUIDATION
--------------------------------------------------------------------------------
                                PERIOD FROM JANUARY 1, 2007 TO DECEMBER 31, 2007
--------------------------------------------------------------------------------

2.       ORGANIZATION (CONTINUED)

         the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

3.       SIGNIFICANT ACCOUNTING POLICIES

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds were subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds were carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilized financial information supplied by each Investment Fund and were net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures required the Manager to consider all relevant information available at the time the Fund values its portfolio. The Manager and/or the Directors would consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value.

         Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, were first applied as a reduction of the investment's cost.

         B.  INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  Investment  Fund   transactions  are  calculated  on  the
         identified cost basis.

         C.  FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D.  INCOME TAXES

         The Fund has reclassified $681,768 and $24,319,600 from accumulated net investment loss and accumulated net realized gain from investments, respectively, to net capital contributions during the year ended
         December 31, 2007. The reclassification was to reflect, as an adjustment to net capital

                                                UBS HEALTH SCIENCES FUND, L.L.C.

                                                   IN THE PROCESS OF LIQUIDATION
--------------------------------------------------------------------------------
                                PERIOD FROM JANUARY 1, 2007 TO DECEMBER 31, 2007
--------------------------------------------------------------------------------

3.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         D.  INCOME TAXES (CONTINUED)

         contributions, the amount of taxable income or loss that have been allocated to the Fund's Members and had no effect on the net assets.

         In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2003 - 2006) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the funds' financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

         Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

         F.  REPURCHASE AGREEMENTS

         From time to time, the Fund may have entered into repurchase agreements. In connection with such transactions it is the Fund's policy that its Custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of December 31, 2007, there were no outstanding repurchase agreements.

         G.  USE OF ESTIMATES

         The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

                                                UBS HEALTH SCIENCES FUND, L.L.C.

                                                   IN THE PROCESS OF LIQUIDATION
--------------------------------------------------------------------------------
                                PERIOD FROM JANUARY 1, 2007 TO DECEMBER 31, 2007
--------------------------------------------------------------------------------

4.       RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund paid UBSFA a monthly management fee (the "Fee") at an annual rate of 1% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of Fund assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to its affiliates.

         UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acted as a placement agent for the Fund, without special compensation from the Fund, and beared its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions were debited against the contribution amounts, to arrive at a net subscription amount. The placement fee did not constitute assets of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) was initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which was similarly allocated to all Members other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund, at the end of each fiscal year thereafter, and generally upon a Member's withdrawal from the Fund, the Manager was entitled to an incentive allocation (the "Incentive
         Allocation") of 5% of the net profits (defined as net increase in Members' Capital derived from operations), if any, that was credited to the Member's capital account for such period.

         The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits, subsequently credited to the account of the Member. The Incentive Allocation for the year ended December 31, 2007 and the year ended December 31, 2006 was $85,626 and $227,657, respectively, and has been recorded as an increase to the Manager's capital account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

         The Adviser withdrew $318,796 from their capital account in the year ended December 31, 2007 and $68,258 in the year ended December 31, 2006.

         Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the year ended December 31, 2007 were $55,762, which is included in other expenses.

5.       ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) served as the custodian (the "Custodian") of the Fund's assets and provided custodial services for the Fund.

         PFPC  Inc.   (also  an  affiliate  of  PNC  Bank,  NA)  served  as  the
         Administration and Accounting Agent

                                                UBS HEALTH SCIENCES FUND, L.L.C.

                                                   IN THE PROCESS OF LIQUIDATION
--------------------------------------------------------------------------------
                                PERIOD FROM JANUARY 1, 2007 TO DECEMBER 31, 2007
--------------------------------------------------------------------------------

5.       ADMINISTRATION AND CUSTODIAN FEES (CONTINUED)

         to the Fund and in that capacity provided certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. received a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimbursed certain out of pocket expenses incurred by PFPC Inc.

6.       LOAN PAYABLE

         Effective July 1, 2007, the Fund, along with other UBS sponsored funds, entered into a $200,000,000 committed, unsecured revolving line of credit with Bank of Montreal - Chicago Branch, which is the Illinois branch of the parent to Harris Trust and Savings Bank. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its net assets. The Fund's borrowing capacity was also limited to the portion of the unused line of credit at any point in time. The Fund was only liable under the line of credit to the extent of its own borrowing there under. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The committed facility also required a fee to be paid by the Fund, on a pro rata basis, based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum. For the year ended December 31, 2007, the Fund's average interest rate paid on borrowings was 6.56% per annum and the average borrowings outstanding were $648,963. Interest expense for the year ended December 31, 2007 was $42,572 of which $11,038 was payable at period end.

7.       SECURITIES TRANSACTIONS

         Aggregate proceeds from sales of Investment Funds for the year ended December 31, 2007 amounted to $48,794,600.

         The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The Fund has not yet received all such Schedule K-1's for the year ended December 31, 2007.

8.       RECEIVABLE FROM INVESTMENT FUNDS

         The Receivable from Investment Funds represents the full redemption amounts the Fund expects to receive from three underlying hedge funds as of December 31, 2007. The Fund subsequently received $5,988,127 in January 2008 from one hedge fund and expects to receive the remaining amounts receivable in the second quarter of 2008. These January proceeds received were distributed to Members in January 2008 as part of a distribution totaling $7,992,349.

9.       FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These

                                                UBS HEALTH SCIENCES FUND, L.L.C.

                                                   IN THE PROCESS OF LIQUIDATION
--------------------------------------------------------------------------------
                                PERIOD FROM JANUARY 1, 2007 TO DECEMBER 31, 2007
--------------------------------------------------------------------------------

9.       FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONTINUED)

         include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

10.      INDEMNIFICATION

         In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels the likelihood of such an event is remote.

11.      NEW ACCOUNTING PRONOUNCEMENTS

         On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management believes that the application of FAS 157 will not have a material impact on the Fund's financial statements.

                                                UBS HEALTH SCIENCES FUND, L.L.C.

                                                   IN THE PROCESS OF LIQUIDATION
--------------------------------------------------------------------------------
                                PERIOD FROM JANUARY 1, 2007 TO DECEMBER 31, 2007
--------------------------------------------------------------------------------

12.      FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                                 YEARS ENDED DECEMBER 31,
                                  2007            2006                2005              2004                2003
                                  ----            ----                ----              ----                ----
Ratio of net investment
loss to average net assets (c)    (1.80)%         (1.36)%            (1.47)%           (1.31)%             (1.19)%

Ratio of total expenses to
average net assets before
incentive (a,c)                    2.19%           1.54%              1.53%             1.34%               1.24%

Ratio of total expenses to
average net assets after
incentive (d,c)                    2.42%           1.96%              1.62%             1.41%               1.27%

Portfolio turnover rate            0.00%           14.72%             4.31%            28.04%              32.57%

Total return before
incentive allocation (e)           0.86%           9.12%              1.51%             6.84%               9.58%

Total return after
incentive allocation (b)           0.82%           8.66%              1.43%             6.50%               9.10%

Average debt ratio (c)             1.72%           0.44%              2.04%             0.02%                 --

Net asset value at end of
year                              $0.00        $46,051,219        $54,985,087        $76,161,862         $95,124,225


(a) Ratio of total  expenses to average net assets does not include the impact of expenses for incentive  allocations or incentive fees related to the underlying Investment Funds.
(b) Total return  assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.
(c) The average net assets used in the above ratios are calculated using pre-tender net assets.
(d) Ratio of total expenses to average net assets after  incentive  allocation to the Manager may vary from the above for individual Members due to incentive allocation, if applicable, and timing of capital transactions.
(e) Total return  assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period  noted and does not reflect  the  deduction  of  placement  fees,  if any, incurred when subscribing to the Fund. An individual  member's ratios and return may vary from the above based on incentive allocation, if applicable, and the timing of capital transactions.

DIRECTORS AND OFFICERS (UNAUDITED)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.


-----------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                                                                                     COMPLEX      OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                      OVERSEEN     DIRECTORSHIPS HELD BY
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)           BY        DIRECTOR OUTSIDE FUND
POSITION(S) WITH FUNDS          TIME SERVED(1)         DURING PAST 5 YEARS         DIRECTOR(2)          COMPLEX
-----------------------------------------------------------------------------------------------------------------------
                                                 INDEPENDENT DIRECTORS
-----------------------------------------------------------------------------------------------------------------------
Meyer Feldberg (65)(3)              Term --       Dean Emeritus and Professor of        42       Director of: Primedia,
UBS Financial Services Inc.       Indefinite      Leadership and Ethics of the                   Inc., Macy's, Inc.,
1285 Avenue of the Americas      Length--since    Graduate School of Business,                   Revlon, Inc., NYC
New York, NY 10019             Commencement of    Columbia University; Senior                    Ballet and SAPPI Ltd.
Director                          Operations      Advisor to Morgan Stanley                      Advisory Director of
                                                                                                 Welsh Carson Anderson
                                                                                                 & Stowe and President
                                                                                                 of NYC Global Partners.
-----------------------------------------------------------------------------------------------------------------------
George W. Gowen (78)                Term --       Law partner of Dunnington,            13       None
UBS Financial Services Inc.       Indefinite      Bartholow & Miller
1285 Avenue of the Americas      Length--since
New York, NY 10019             Commencement of
Director                          Operations
-----------------------------------------------------------------------------------------------------------------------
Stephen H. Penman (61)              Term --       Professor of Financial                13       None
UBS Financial Services Inc.       Indefinite      Accounting of Graduate School
1285 Avenue of the Americas      Length--since    of Business, Columbia University
New York, NY 10019                July 2004
Director
-----------------------------------------------------------------------------------------------------------------------
                                            OFFICER(S) WHO ARE NOT DIRECTORS
-----------------------------------------------------------------------------------------------------------------------
Robert F. Aufenanger (54)
UBS Financial Services Inc.         Term --       Executive Director of UBS
51 West 52nd Street               Indefinite      Alternative Investments US
New York, NY 10019               Length--since    since April 2007    Prior to          N/A                N/A
Principal Accounting Officer     May 1, 2007      April 2007, Chief Financial
                                                  Officer and Senior Vice
                                                  President of Alternative
                                                  Investments Group at U.S. Trust
                                                  Corporation from 2003 - 2007;
                                                  Consultant to private equity
                                                  funds from 2002 - 2003
-----------------------------------------------------------------------------------------------------------------------
Frank Pluchino (48)
UBS Financial Services Inc.         Term -        Director of Compliance of UBS
1000 Harbor Boulevard             Indefinite      Financial Services Inc. since
Weehawken, NJ 07086             Length - since    2003 and Deputy Director of           N/A                N/A
Chief Compliance Officer        July 19, 2005     Compliance UBS Financial
                                                  Services of Puerto Rico Inc.
                                                  since October 2006. Prior to
                                                  2003, Chief Compliance Officer
                                                  of LibertyView Capital
                                                  Management, Inc., an investment
                                                  adviser, and LibertyView
                                                  Alternative Asset Management,
                                                  Inc., an NASD broker-dealer.
-----------------------------------------------------------------------------------------------------------------------
Douglas Lindgren (46)
UBS Financial Services Inc.         Term -        Managing Director of UBS
1285 Avenue of the Americas       Indefinite      Financial Services Inc. since
New York, NY 10019              Length - since    June 2005.  Prior to June 2005,       N/A                N/A
Principal Executive Officer     July 19, 2005     Managing Director and Head of
                                                  Alternative Investments of
                                                  United States Trust Company,
                                                  N.A.
-----------------------------------------------------------------------------------------------------------------------

(1) For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to the cast by all Members.

(2) Of the 42 funds/portfolios in the complex as of December 31, 2007, 29 are advised by an affiliate of UBS Financial
Services Inc. and 13 comprise UBS Financial Services' Alternative Investment Group of Funds.

(3) Mr. Feldberg is an "interested person" of the Fund because he is an affiliated person of a broker-dealer with which the UBS Financial Services Alternative Investment Group of Funds does business. Mr. Feldberg is not an affiliated person of UBS Financial Services or its affiliates.

UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed or copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 800-580-2359.



UBS FINANCIAL SERVICES INC. IS A SUBSIDIARY OF UBS AG



ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 800-486-2608.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $52,115 in 2007 and $54,140 in 2006. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

AUDIT-RELATED FEES
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $5,000 in 2007 and $5,000 in 2006. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

TAX FEES
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $84,500 in 2007 and $65,000 in 2006. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.


ALL OTHER FEES
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2007 and $0 in 2006.


  (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

  (e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $3.0 million for 2007 and $3.0 million for 2006.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                            UBS FUND ADVISOR, L.L.C.
                      PROXY-VOTING POLICIES AND PROCEDURES

A. INTRODUCTION
     UBS Fund Advisor, L.L.C. (the "Adviser") votes proxies for each fund (each a "Fund," collectively, the "Funds") for which it acts as the Adviser and as such, has adopted these Proxy-Voting Policies and Procedures (these "Policies and Procedures"). The Funds are funds of funds that invest primarily in unregistered investment vehicles ("Investment Funds") which have investors other than the Fund. Generally, each of the Funds may invest a majority of its assets in non-voting securities of Investment Funds. The Investment Funds typically do not submit matters to investors for vote; however, should a matter be submitted for vote and provided the Fund holds voting interests in the Investment Fund, the Adviser will vote proxies in what it views to be in the best interest of the Fund and in accordance with these Policies and Procedures. The Board of Directors (the "Board") of the Funds has adopted these Policies and Procedures as the Funds'. The Adviser will notify the Board of any changes to the Adviser's Policies and Procedures.

B. FIDUCIARY DUTY

     Proxy-voting is an integral part of the Adviser's investment management process. The Adviser is under a fiduciary duty to act in the best interest of the Fund(s) and to vote in a manner it believes to be consistent with efforts to maximize shareholder value. This authority carries with it a responsibility on the Adviser's part to analyze the issues connected with the votes and to evaluate the probable impact of its vote on the value of the investment.

C. VOTING PROCEDURES

     Generally speaking, where the Adviser holds voting rights, it will vote consistent with management's recommendations on routine matters, absent a particular reason to the contrary. Non-routine matters will be voted on a case-by-case basis taking into consideration the best interests of the Fund(s) and the maximization of shareholder value.

D. CONFLICTS OF INTEREST

          Any circumstance or relationship which would compromise a portfolio manager's objectivity in voting proxies in the best interest of the Fund(s) would constitute a conflict of interest. In such situations, the Adviser will address any material conflicts before voting proxies on behalf of the Fund(s). As a matter of policy, the Adviser will presume the existence of a conflict of interest for proxy-voting purposes in situations where:
     >> A current investor of the Adviser is affiliated with an Investment Fund soliciting proxies or has communicated its view to the Adviser on an impending proxy vote;

     >> The portfolio manager responsible for proxy-voting has identified a personal interest in the Investment Fund soliciting proxies or in the outcome of a shareholder vote;

     >> Members of the portfolio management team, including the portfolio manager responsible for proxy-voting, and/or members of senior management, have a personal interest through investment in the Investment Fund soliciting proxies;

     >> Members of the Investment Fund or a third party with an interest in the outcome of a shareholder vote have attempted to influence either the Adviser or the portfolio manager responsible for voting a proxy.

               Employees of the Adviser should be aware of the potential for conflicts of interest that may result, on the part of the Adviser, from employees' personal relationships or special circumstances that may result as part of the Adviser's normal course of business. Employees who become aware of any such conflicts of interest are under obligation to bring them to the attention of the Chief Compliance Officer or Legal who will work with appropriate personnel of the Adviser to determine the materiality of the conflict.

         ADDRESSING MATERIAL CONFLICTS OF INTEREST. A conflict of interest will be considered material to the extent it is determined that such conflict has the potential to influence the Adviser's decision-making in the proxy-voting process and the determination will be based on an assessment of the particular facts and circumstances.
               If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict. The Adviser shall maintain a written record of all conflicts of interest identified, the materiality determination, and the method used to resolve the material conflict of interest.
If it is determined that a conflict of interest is material, the Adviser's Chief Compliance Officer or Legal will work with appropriate personnel of the Adviser to determine a resolution before voting proxies affected by such conflict of interest. Resolutions may include:
     >> Disclosing the conflict and obtaining consent before voting (which consent in the case of the Fund(s) may be obtained from the Fund's board of directors);

     >> Engaging another party on behalf of the Fund(s) to vote the proxy on its behalf;

     >> Engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

     >> Such other method as is deemed appropriate under the circumstances given the nature of the conflict.

E. ANNUAL FILING OF PROXY VOTING RECORD

     The Adviser will file an annual report of each proxy voted with respect to the Fund(s) during the preceding twelve-month period ended June 30 on Form N-PX, no later than August 31st of the then year.

F. PROXY-VOTING DISCLOSURES

     Where the Funds hold voting rights, the Funds shall include in their Form N-CSR (Certified Shareholder Report) : (i) a description of these Policies and Procedures; (ii) a statement that a description of these Policies and Procedures is available without charge, upon request by taking the specified action; and
(iii) a statement that information regarding how the Adviser voted proxies relating to the Funds during the most recent 12-month period, is available upon request, without charge by taking the specified action.

G. CONTROL PROCESS

To ensure compliance with these Policies and Procedures, at the time of a fund's investment in an Investment Fund, the subscription document will be reviewed to ensure that voting rights have been waived, as is current practice. In the event a fund does not waive voting rights, the Adviser will adhere to these Policies and Procedures.

H. RECORD-KEEPING

          The Adviser shall maintain the following records relating to proxy-voting in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years on-site:

     >>   A copy of the Adviser's current Proxy-Voting Policies and Procedures;

     >>   A record of each vote cast by the Adviser on behalf of the Fund(s);

     >> A copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

     >> A copy of any document relating to the identification and resolution of conflicts of interest;

     >> A copy of any document created by the Adviser that was material to a proxy -voting decision or that memorialized the basis for that decision; and

A copy of each written investor request for information on how the Adviser voted proxies on behalf of the Fund(s), and a copy of any written response from the Adviser to any (written or oral) investor request for information on how the Adviser voted proxies on behalf of the Fund(s).



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        UBS HEALTH SCIENCES FUND, L.L.C.
                          PORTFOLIO MANAGER DISCLOSURE

The Fund is managed by a portfolio management team, each member of which (each, a "Portfolio Manager" and together, the "Portfolio Managers") is responsible for the day-to-day management of the Fund's portfolio. Norman E. Sienko, Jr., the lead member of the portfolio management team, is primarily responsible for the selection of the Fund's investments, and is jointly responsible for the allocation of the Fund's assets among Investment Funds. Russell Sinder and Joseph M. Sciortino, the other members of the portfolio management team, are jointly and primarily responsible for the allocation of the Fund's investments.

Mr. Sienko has served as a Portfolio Manager of the Fund since its inception, and as head of the Adviser's portfolio management group since 1998. He is also currently an Executive Director of UBS Financial Services. Mr. Sinder has been a Portfolio Manager of the Fund since 2007. Mr. Sinder has been associated with the Adviser since 1998 and is also an Executive Director of UBS Financial Services. Mr. Sciortino joined the portfolio management team in 2007. Mr. Sciortino has been associated with the Adviser since 2006 and is also a Director of UBS Financial Services. Previously, he served as Senior Analyst at Lake Partners, Inc. from April 2001 though August 2006.

The Fund's Portfolio Managers manage multiple accounts for the Adviser, including registered closed-end funds and private domestic and offshore pooled investment vehicles.

Potential conflicts of interest may arise because of the Portfolio Managers' management of the Fund and other accounts. For example, conflicts of interest may arise with the allocation of investment transactions and allocation of limited investment opportunities. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Managers may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, a Portfolio Manager could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. The Portfolio Managers may be perceived to have a conflict of interest if there are a large number of other accounts, in addition to the Fund, that they are managing on behalf of the Adviser. In addition, each Portfolio Manager could be viewed as having a conflict of interest to the extent that one or more Portfolio Managers have an investment in accounts other than the Fund. The Adviser periodically reviews the Portfolio Managers' overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

Other accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the Portfolio Managers may purchase different investments for the Fund and the other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

A potential conflict of interest may be perceived if the Adviser receives a performance-based advisory fee as to one account but not another, because a Portfolio Manager may favor the account subject to the performance fee, whether or not the performance of that account directly determines the Portfolio Manager's compensation.

The Adviser's goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Adviser monitors a variety of areas, including compliance with Fund guidelines. Furthermore, senior investment and business personnel at UBS Financial Services periodically review the performance of the Portfolio Managers.

The Portfolio Managers' compensation is comprised primarily of a fixed salary and a discretionary bonus paid by UBS Financial Services or its affiliates and not by the Fund. A portion of the discretionary bonus may be paid in shares of stock or stock options of UBS AG, the ultimate parent company of the Adviser, subject to certain vesting periods. The amount of a Portfolio Manager's discretionary bonus, and the portion to be paid in shares or stock options of UBS AG, is determined by senior officers of UBS Financial Services. In general, the amount of the bonus will be based on a combination of factors, none of which is necessarily weighted more than any other factor. These factors may include: the overall performance of UBS Financial Services and its Alternative Investment Group; the overall performance of UBS AG; the profitability to UBS Financial Services derived from the management of the Fund and the other accounts managed by the Alternative Investment Group; the absolute performance of the Fund and such other accounts for the preceding year; contributions by the Portfolio Manager to assisting in managing the Alternative Investment Group; participation by the Portfolio Manager in training of personnel; and support by the Portfolio Manager generally to colleagues. The bonus is not based on a precise formula, benchmark or other metric.

The following table lists the number and types of other accounts advised by the Fund's Portfolio Managers and approximate assets under management in those accounts as of the end of the Fund's most recent fiscal year.


NORMAN E. SIENKO, JR.

   REGISTERED INVESTMENT COMPANIES                   POOLED ACCOUNTS                          OTHER ACCOUNTS

   NUMBER OF                                NUMBER OF                                NUMBER OF
   ACCOUNTS(1)        ASSETS MANAGED        ACCOUNTS(2)        ASSETS MANAGED        ACCOUNTS           ASSETS MANAGED
   -----------        --------------        ----------         --------------        ----------         --------------
       7              $3,188,475,080            4               $441,041,623             0                    N/A

RUSSELL SINDER

   REGISTERED INVESTMENT COMPANIES                   POOLED ACCOUNTS                          OTHER ACCOUNTS

   NUMBER OF                                NUMBER OF                                NUMBER OF
   ACCOUNTS(1)        ASSETS MANAGED        ACCOUNTS(2)        ASSETS MANAGED        ACCOUNTS           ASSETS MANAGED
   -----------        --------------        ----------         --------------        ----------         --------------
       7              $3,188,475,080            4               $441,041,623             0                    N/A

JOSEPH M. SCIORTINO

   REGISTERED INVESTMENT COMPANIES                   POOLED ACCOUNTS                          OTHER ACCOUNTS

   NUMBER OF                                NUMBER OF                                NUMBER OF
   ACCOUNTS(1)        ASSETS MANAGED        ACCOUNTS(2)        ASSETS MANAGED        ACCOUNTS           ASSETS MANAGED
   -----------        --------------        ----------         --------------        ----------         --------------
       7              $3,188,475,080            4               $441,041,623             0                    N/A

(1) Of these accounts, 4 accounts with total assets of approximately $1,360,954,398 charge performance-based advisory fees.
(2) Of these accounts, 3 accounts with total assets of approximately $160,199,591 charge performance-based advisory fees.

None of the Fund's Portfolio Managers beneficially owns any interests in the Fund.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to  Rule 30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                  UBS Health Sciences Fund, L.L.C.
            -----------------------------------------------------------------

By (Signature and Title)*     /s/ Douglas Lindgren
                         ----------------------------------------------------
                              Douglas Lindgren, Principal Executive Officer


Date              March 5, 2008
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Douglas Lindgren
                         ----------------------------------------------------
                              Douglas Lindgren, Principal Executive Officer


Date              March 5, 2008
    -------------------------------------------------------------------------


By (Signature and Title)*     /s/ Robert Aufenanger
                         ----------------------------------------------------
                              Robert Aufenanger, Principal Financial Officer


Date              March 5, 2008
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.